Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Equity
Share capital, shares issued (in shares)	144,272,697	144,272,697
Share capital, shares outstanding (in shares)	143,277,697	143,827,697
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05